Private Placement	12 Months Ended
Jan. 31, 2026
PELICAN ACQUISITION CORPORATION
Private Placement

Note 4 — Private Placement

Simultaneously with the closing of the IPO and the over-allotment option, the Sponsor and EBC purchased an aggregate of 212,500 Private Placement Units and 86,250 Private Placement Units, respectively, at a price of $10.00 per Private Placement Unit for an aggregate purchase price of $2,987,500.

Each Private Placement Unit consists of one ordinary share (“Private Share”) and one right (“Private Right”). Each Private Right will convert into one-tenth (1/10) of one ordinary share upon the consummation of a Business Combination. The proceeds from the Private Units were added to the proceeds from the IPO which were deposited in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Units and all underlying securities will expire worthless. Private Placement Units and all underlying securities will not be transferable, assignable, or salable until the completion of a Business Combination, subject to certain exceptions.